AB Sustainable Global Thematic Fund

Portfolio of Investments

October 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.5%
Information Technology – 30.1%
Communications Equipment – 7.2%
Calix, Inc.(a)	944,627	$59,124,204
Lumentum Holdings, Inc.(a)	623,694	51,504,651
Motorola Solutions, Inc.	225,370	56,024,728
Telefonaktiebolaget LM Ericsson - Class B	1,668,218	18,209,275

		184,862,858

Electronic Equipment, Instruments & Components – 2.0%
Flex Ltd.(a)	2,989,260	50,518,494

IT Services – 5.6%
Adyen NV(a) (b)	15,170	45,772,580
Network International Holdings PLC(a) (b)	3,116,520	13,784,854
Square, Inc. - Class A(a) (c)	133,679	34,021,305
Twilio, Inc. - Class A(a)	63,820	18,594,595
Visa, Inc. - Class A(c)	149,675	31,696,675

		143,870,009

Semiconductors & Semiconductor Equipment – 6.1%
Infineon Technologies AG	1,048,223	49,089,681
MediaTek, Inc.	953,000	31,365,788
NXP Semiconductors NV	209,670	42,114,316
Wolfspeed, Inc.(a) (c)	297,810	35,769,959

		158,339,744

Software – 7.4%
Adobe, Inc.(a)	85,020	55,293,607
Coinbase Global, Inc.(a)	90,211	28,815,198
Dassault Systemes SE	911,680	53,239,735
Microsoft Corp.	164,905	54,685,796

		192,034,336

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	301,896	45,224,021

		774,849,462

Industrials – 20.0%
Aerospace & Defense – 1.4%
Hexcel Corp.(a)	620,760	35,221,922

Building Products – 2.0%
Trex Co., Inc.(a)	492,010	52,349,864

Commercial Services & Supplies – 5.6%
Tetra Tech, Inc.	215,310	37,821,354
TOMRA Systems ASA	669,450	43,267,032
Waste Management, Inc.	397,530	63,696,232

		144,784,618

Electrical Equipment – 5.4%
Rockwell Automation, Inc.	169,730	54,211,762
Schneider Electric SE	213,620	36,831,949
Vestas Wind Systems A/S	1,117,950	48,328,545

		139,372,256

Company	Shares	U.S. $ Value

Machinery – 3.9%
Deere & Co.	83,510	$28,586,308
SMC Corp.	58,900	35,149,462
Xylem, Inc./NY	279,068	36,443,490

		100,179,260

Professional Services – 1.7%
Recruit Holdings Co., Ltd.	657,000	43,702,982

		515,610,902

Health Care – 18.8%
Biotechnology – 1.4%
Abcam PLC(a)	1,576,820	35,692,627

Health Care Equipment & Supplies – 8.7%
Alcon, Inc.	469,610	38,939,365
Becton Dickinson and Co.	126,400	30,284,176
Danaher Corp.	194,963	60,783,614
Koninklijke Philips NV	983,873	46,414,375
STERIS PLC	206,530	48,274,322

		224,695,852

Health Care Providers & Services – 4.0%
Apollo Hospitals Enterprise Ltd.	743,895	42,664,384
Laboratory Corp. of America Holdings(a)	208,370	59,806,358

		102,470,742

Life Sciences Tools & Services – 4.7%
Bio-Rad Laboratories, Inc. - Class A(a)	68,200	54,197,176
Bruker Corp.	487,755	39,166,727
Gerresheimer AG	314,830	28,886,487

		122,250,390

		485,109,611

Financials – 12.9%
Banks – 7.0%
Erste Group Bank AG	1,344,020	57,639,248
HDFC Bank Ltd.	2,097,270	44,569,970
SVB Financial Group(a)	109,730	78,720,302

		180,929,520

Capital Markets – 4.8%
MSCI, Inc. - Class A	101,740	67,644,891
Partners Group Holding AG	32,254	56,346,260

		123,991,151

Insurance – 1.1%
AIA Group Ltd.	2,531,200	28,367,181

		333,287,852

Company	Shares	U.S. $ Value

Consumer Discretionary – 7.9%
Auto Components – 1.7%
Aptiv PLC(a)	253,851	$43,888,299

Automobiles – 1.3%
BYD Co., Ltd. - Class H	910,500	34,824,423

Household Durables – 2.1%
TopBuild Corp.(a)	208,470	53,570,536

Internet & Direct Marketing Retail – 0.7%
MercadoLibre, Inc.(a)	11,850	17,550,087

Textiles, Apparel & Luxury Goods – 2.1%
NIKE, Inc. - Class B	320,340	53,589,679

		203,423,024

Utilities – 3.8%
Electric Utilities – 2.7%
NextEra Energy, Inc.	480,010	40,959,253
Orsted AS(b)	202,230	28,563,465

		69,522,718

Water Utilities – 1.1%
American Water Works Co., Inc.	169,041	29,443,561

		98,966,279

Materials – 3.0%
Chemicals – 3.0%
Chr Hansen Holding A/S	346,530	27,571,618
Koninklijke DSM NV	223,660	48,864,829

		76,436,447

Consumer Staples – 1.0%
Household Products – 1.0%
Procter & Gamble Co. (The)	183,830	26,285,852

Total Common Stocks (cost $1,664,179,602)		2,513,969,429

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $57,428,601)	57,428,601	57,428,601

Total Investments – 99.7% (cost $1,721,608,203)(g)		2,571,398,030
Other assets less liabilities – 0.3%		7,057,017

Net Assets – 100.0%		$2,578,455,047

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	433,715	USD	3,957	11/17/2021	$151,556
Bank of America, NA	USD	3,839	CAD	4,770	11/19/2021	15,142
Barclays Bank PLC	USD	6,237	EUR	5,300	11/08/2021	(109,086)
Barclays Bank PLC	JPY	703,947	USD	6,333	11/17/2021	156,464
Barclays Bank PLC	CNY	37,119	USD	5,711	12/09/2021	(63,042)
Barclays Bank PLC	INR	3,937,560	USD	52,490	01/07/2022	385,618
BNP Paribas SA	EUR	146,952	USD	174,898	11/08/2021	5,002,323
BNP Paribas SA	HKD	69,061	USD	8,862	11/10/2021	(14,262)
Citibank, NA	EUR	13,250	USD	15,425	11/08/2021	106,307
Citibank, NA	USD	14,089	EUR	12,136	11/08/2021	(57,858)
Citibank, NA	USD	39,108	AUD	54,267	11/09/2021	1,716,149
Citibank, NA	GBP	8,074	USD	11,006	11/10/2021	(44,206)
Citibank, NA	USD	58,197	JPY	6,370,056	11/17/2021	(2,301,358)
Citibank, NA	USD	32,416	KRW	38,251,332	01/20/2022	95,372
Deutsche Bank AG	BRL	62,262	USD	11,033	11/03/2021	1,564
Deutsche Bank AG	USD	11,563	BRL	62,262	11/03/2021	(530,618)
Deutsche Bank AG	USD	9,906	RUB	729,958	12/15/2021	295,458
Goldman Sachs Bank USA	EUR	9,841	USD	11,561	11/08/2021	183,678
Goldman Sachs Bank USA	USD	47,683	GBP	34,717	11/10/2021	(170,987)
Goldman Sachs Bank USA	USD	3,832	JPY	426,425	11/17/2021	(90,074)
Goldman Sachs Bank USA	USD	7,487	ZAR	107,325	11/24/2021	(479,599)
Goldman Sachs Bank USA	CHF	22,973	USD	25,039	01/13/2022	(108,211)
JPMorgan Chase Bank, NA	NOK	63,676	USD	7,439	01/20/2022	(92,487)
Morgan Stanley Capital Services, Inc.	BRL	62,262	USD	11,152	11/03/2021	120,140
Morgan Stanley Capital Services, Inc.	USD	11,033	BRL	62,262	11/03/2021	(1,564)
Morgan Stanley Capital Services, Inc.	USD	57,494	CAD	73,579	11/19/2021	1,958,700
Morgan Stanley Capital Services, Inc.	USD	11,087	BRL	62,262	12/02/2021	(118,695)
Morgan Stanley Capital Services, Inc.	CNY	94,381	USD	14,554	12/09/2021	(127,249)
Morgan Stanley Capital Services, Inc.	NOK	34,150	USD	4,089	01/20/2022	49,718
Morgan Stanley Capital Services, Inc.	USD	8,758	TWD	245,141	01/20/2022	90,085
Natwest Markets PLC	USD	4,251	JPY	466,064	11/17/2021	(161,846)
State Street Bank & Trust Co.	EUR	14,359	USD	17,052	11/08/2021	450,809
State Street Bank & Trust Co.	USD	74,072	CNY	479,697	12/09/2021	547,799
State Street Bank & Trust Co.	CHF	3,761	USD	4,098	01/13/2022	(18,677)
UBS AG	EUR	31,148	USD	37,013	11/08/2021	1,002,173
UBS AG	USD	14,748	JPY	1,619,554	11/17/2021	(536,860)

						$7,302,376

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2021, the aggregate market value of these securities amounted to $88,120,899 or 3.4% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)

As of October 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $886,264,623 and gross unrealized depreciation of investments was $(29,172,420), resulting in net unrealized appreciation of $857,092,203.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

RUB – Russian Ruble

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Country Breakdown1

October 31, 2021 (unaudited)

60.4%	United States
7.1%	Netherlands
4.1%	Denmark
3.7%	Switzerland
3.4%	India
3.1%	Japan
3.0%	Germany
2.2%	Austria
2.1%	France
1.7%	Norway
1.4%	United Kingdom
1.4%	China
1.2%	Taiwan
3.0%	Other
2.2%	Short-Term

100.0%	Total Investments

1

All data are as of October 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.1% or less in the following: Argentina, Hong Kong, Sweden and United Arab Emirates.

AB Sustainable Global Thematic Fund

October 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$577,172,403	$197,677,059		$—	$774,849,462
Industrials	308,330,932	207,279,970		—	515,610,902
Health Care	328,205,000	156,904,611		—	485,109,611
Financials	146,365,193	186,922,659		—	333,287,852
Consumer Discretionary	168,598,601	34,824,423		—	203,423,024
Utilities	70,402,814	28,563,465		—	98,966,279
Materials	27,571,618	48,864,829		—	76,436,447
Consumer Staples	26,285,852	—		—	26,285,852
Short-Term Investments	57,428,601	—		—	57,428,601

Total Investments in Securities	1,710,361,014	861,037,016	(a)	—	2,571,398,030
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	12,329,055		—	12,329,055
Liabilities:
Forward Currency Exchange Contracts	—	(5,026,679)		—	(5,026,679)

Total	$1,710,361,014	$868,339,392		$—	$2,578,700,406

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2021 is as follows:

Fund	Market Value 07/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$81,429	$85,176	$109,176	$57,429	$2